Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions Abstract
Acquisitions
3.	Acquisitions

a.	Patroklos (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiry under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw down from the Partnership's credit facility with Credit Agricole Emporiki Bank (Note 7) and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the consolidated statements of income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income / (expense), net in the Partnership's consolidated statements of income for the year ended December 31, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551

Identifiable assets	$100,051

Purchase price	(83,525)

Gain from bargain purchase	$16,526

The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.

After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $16,526 regarding the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions, such as gain from bargain purchase of $16,526 resulting from the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos and;

•
Pro forma results of operations of Patroklos for the period from January 1, 2011 through June 9, 2011 and for the period from its vessel's delivery from the shipyard on July 28, 2010 to December 31, 2010 as if Patroklos was operating under post acquisition revenue and cost structure.

The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisitions of Patroklos occurred on July 28, 2010:

	For the years ended December 31,
	2011	2010
Total revenues	$134,473	$128,671

Partnership's net income	72,807	35,819

General Partner's interest in Partnership's net income	1,456	716

Limited Partners' interest in Partnership's net income	$71,351	$35,103

Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287

Net income per common unit (basic and diluted)	$1.39	$0.98

b.	Crude
On September 30, 2011, the merger between the Partnership and Crude was successfully completed. The exchange ratio of this unit for share transaction was 1.56 Partnership's common units for each Crude share. The Partnership is the surviving entity in the merger and continues to be structured as a master limited partnership. This transaction was deemed accretive to the Partnership's distributions in the long term and it adds to the balance sheet strength and financial flexibility of the Partnership.
The Crude acquisition has been accounted for using the acquisition method of accounting. Under the acquisition method of accounting, the total purchase price has been allocated to the all identifiable assets acquired and liabilities assumed with the excess of the fair value of assets acquired and liabilities assumed over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $157,064 is comprised of:
a) $155,559 representing the value of 24,344,176 Partnership's common units that were issued to Crude's shareholders', based on the exchange ratio of 1.56 Partnership's common units for each Crude share, at a price of $6.39 per unit as quoted on the Nasdaq Stock Exchange on September 30, 2011 the day of the successful closing of the acquisition and;
b) $1,505 representing the fair value attributable to precombination services of Crude's Equity Incentive Plan awards at the closing of the merger on September 30, 2011. Crude's Equity Incentive Plan awards consisted of 399,400 of Crude's common shares which were also exchanged at a ratio of 1.56 into 623,064 Partnership's common units at the closing of the merger.
Furthermore at the closing of the acquisition of Crude the Partnership converted 499,346 of Partnership's common units held by CMTC into 499,346 general partner units and delivered to CGP in order for it to maintain its 2% interest in the Partnership. For these units there was no cash consideration paid to the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $4,225 are included in general and administrative expenses in the consolidated statements of income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to all identifiable assets acquired and liabilities assumed was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of assets and liabilities of Crude and the gain from bargain purchase recorded as non operating income / (expense), net, in the Partnership's consolidated statements of income for the year ended December 31, 2011 was calculated as follows:

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)

Net assets acquired and liabilities assumed	$222,991

Purchase price	$(157,064)

Gain from bargain purchase	$65,927

The gain from bargain purchase of $65,927 has mainly resulted from:

•
the decline of the Partnership's common unit price as the common units which were issued to Crude's shareholders were valued at $6.39 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Crude as compared to the Partnership's common unit price of $11.27 used to determine the exchange ratio of the unit for share transaction;

•	the fair value adjustments for the five crude tanker vessels comprising Crude's fleet on the day of the acquisition; and

•	the fair value attributable to precombination services of Crude's Equity Incentive Plan awards included into the purchase consideration.
After a subsequent review and reassessment of valuation methods and procedures of the $222,991 fair value amount for identifiable assets acquired and liabilities assumed, the Partnership concluded that its measurements for the identifiable assets acquired and liabilities assumed appropriately reflect consideration of all available information that existed as of the acquisition date. As a result of the merger and based on ASC Subtopic 805-30 the Partnership recorded a gain from bargain purchase of $65,927 in its consolidated statements of income as of the acquisition date.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the historical financial information of the Partnership and Crude reflecting:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $65,927 regarding the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions such as gain from bargain purchase of $65,927 resulting from the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude and;

•
Crude's actual results of operations for the period from January 1, 2011 to September 30, 2011 and for the year ended December 31, 2010. The Crude historical financial information has been adjusted to give effect to the pro forma events that are (i) directly attributable to Crude acquisition, (ii) factually supportable and (iii) expected to have a continuing impact on the combined results. These adjustments include the depreciation charges as vessels' depreciation was adjusted by replacing the Crude's vessels carrying values used to calculate depreciation expense included in the historical financial information with their respective fair values as of acquisition date, adjustments to interest expense as well as adjustments to general and administrative expenses related to Crude's equity incentive plan.

The following table summarizes total net revenues, net income and net income per common unit of the combined entity had the acquisition of Crude occurred on January 1, 2010:

	For the years ended December 31,
	2011	2010
Total revenues	$167,897	$180,474

Partnership's net income	18,274	89,613

General Partner's interest in Partnership's net income	365	1,792

Limited Partners' interest in Partnership's net income	$17,909	$87,821

Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715

Net income per common unit (basic and diluted)	$0.27	$1.67